Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2024	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2020	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2016	Feb. 28, 2015
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 12,576	$ 11,953		$ 11,292	$ 12,413	$ 12,333	$ 12,357		$ 10,995	$ 10,579	$ 10,216	$ 10,098		$ 9,625
Class A1
Account Value [Line Items]
Line Graph and Table Measure Name	Class A1 (with sales charge)
Account Value	$ 12,681	12,093		11,407	12,511	12,423	12,428		11,040	10,581	10,217	10,099		9,625
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 12,457		$ 11,952	11,341	12,510	12,491		$ 12,564	11,220	10,817	10,505		$ 10,433	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 13,343		12,670	11,937	13,082	12,973		12,961	11,492	11,003	10,617		10,493	10,000
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 13,296		12,671	11,941	13,093	12,977		12,981	11,512	11,024	10,636		10,502	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228		11,600	12,223	12,304	12,175		11,123	10,682	10,421	10,395		10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228		11,600	12,223	12,304	12,175		11,123	10,682	10,421	10,395		10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590		12,228	11,600	12,223	12,304		12,175	11,123	10,682	10,421		10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590		12,228	11,600	12,223	12,304		12,175	11,123	10,682	10,421		10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590		12,228	11,600	12,223	12,304		12,175	11,123	10,682	10,421		10,395	10,000
Bloomberg Municipal Bond California Exempt Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond California Exempt Index
Account Value	$ 12,523	12,207		11,568	12,142	12,233	12,160		11,079	10,668	10,396	10,399		10,000
Bloomberg Municipal Bond California Exempt Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond California Exempt Index
Account Value	$ 12,523	$ 12,207		11,568	12,142	12,233	$ 12,160		11,079	10,668	10,396	$ 10,399		10,000
Bloomberg Municipal Bond California Exempt Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond California Exempt Index
Account Value	$ 12,523		12,207	11,568	12,142	12,233		12,160	11,079	10,668	10,396		10,399	10,000
Bloomberg Municipal Bond California Exempt Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond California Exempt Index
Account Value	$ 12,523		12,207	11,568	12,142	12,233		12,160	11,079	10,668	10,396		10,399	10,000
Bloomberg Municipal Bond California Exempt Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond California Exempt Index
Account Value	$ 12,523		$ 12,207	$ 11,568	$ 12,142	$ 12,233		$ 12,160	$ 11,079	$ 10,668	$ 10,396		$ 10,399	$ 10,000